Land use right - Summary of Quantitative Information About Land Use Right (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Quantitative Information About Land Use Right [Line Items]
Biginning balance	¥ 1,495
Additions	426	¥ 1,064
Amortization charge	(924)	(779)	¥ (637)
Ending balance	2,480	1,495
Land [Member]
Disclosure Of Quantitative Information About Land Use Right [Line Items]
Biginning balance	1,495	0
Additions	1,052	1,504
Amortization charge	(67)	(9)
Ending balance	¥ 2,480	¥ 1,495	¥ 0